UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Atticus Capital, LLC

Address:  152 West 57th Street
          45th Floor
          New York, NY  10019

13F File Number: 28-06684

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Timothy R. Barakett
Title:    Chief Executive Officer
Phone:    (212) 373-0800

Signature, Place and Date of Signing:


    /s/ Timothy R. Barakett      New York, New York            November 13, 2003
    -----------------------      ------------------            -----------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  138

Form 13F Information Table Value Total: $765,870
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

                                                     FORM 13F INFORMATION TABLE
        COLUMN 1             COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5           COLUMN 6   COLUMN 7          COLUMN 8
        --------             --------     --------   -------- -----------------------  ----------  --------  -----------------------
                                                      VALUE      SHRS OR    SH/  PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS    CUSIP    (X$1000)    PRN AMT    PRN  CALL  DISCRETION  MANAGERS    SOLE     SHARED  NONE
     --------------       --------------    -----    --------  -----------  ---  ----  ----------  --------  ---------  ------  ----
ABITIBI CONSOLIDATED      Common stock    003924107     1,050    150,000    SH         Sole        None        150,000
ADC TELECOMUNICATIONS     Common stock    000886101       525    225,000    SH         Sole        None        225,000
ADOBE SYSTEMS INC         Common stock    00724F101       276      7,000    SH         Sole        None          7,000
ADVANCE PCS               Common stock    00790K109     1,709     37,500    SH         Sole        None         37,500
AGERE SYSTEMS CLASS B     Common stock    00845V209        78     26,950    SH         Sole        None         26,950
ALCAN ALUM LTD            Common stock    013716105     9,986    261,000    SH         Sole        None        261,000
ALCATEL ALSTHOM           Sponsored ADR   013904305     1,281    108,322    SH         Sole        None        108,322
ALLERGAN INC.             Common stock    018490102       866     11,000    SH         Sole        None         11,000
ALLMERICA FINANCIAL CORP  Common stock    019754100       736     30,900    SH         Sole        None         30,900
AOL TIME WARNER           Common stock    00184A105     1,622    107,358    SH         Sole        None        107,358
AMERICAN INTL GROUP INC   Common stock    026874107     3,716     64,401    SH         Sole        None         64,401
ANADARKO PETROLEUM        Common stock    032511107     2,088     50,000    SH         Sole        None         50,000
APPLIED MATERIALS INC.    Common stock    038222105       188     10,384    SH         Sole        None         10,384
ASTROPOWER INC            Common stock    04644A101        18     10,000    SH         Sole        None         10,000
AT&T WIRELESS SVCS INC    Common stock    00209A106       690     84,408    SH         Sole        None         84,408
BANCAMERICA CORP          Common stock    060505104       780     10,000    SH         Sole        None         10,000
BCE INC                   Common stock    05534B109       546     25,000    SH         Sole        None         25,000
BEA SYSTEM                Common stock    073325102       602     50,000    SH         Sole        None         50,000
BIOGEN INC                Common stock    090597105     2,432     63,800    SH         Sole        None         63,800
BIOVAIL CORP              Common stock    09067J109       390     10,500    SH         Sole        None         10,500
BROOKS AUTOMATION         Common stock    114340102     3,139    150,204    SH         Sole        None        150,204
BUSH INDUSTRIES CL A      Common stock    123164105     2,463    517,500    SH         Sole        None        517,500
CARDINAL HEALTH           Common stock    14149Y108     4,486     76,835    SH         Sole        None         76,835
CAREMARK RX INC           Common stock    141705103     1,733     76,700    SH         Sole        None         76,700
CAVALIER HOMES INC        Common stock    149507105        39     14,000    SH         Sole        None         14,000
CELESTICA INC.            Sub Vtg Shs     15101Q108       397     25,000    SH         Sole        None         25,000
CENTRAL EUROPEAN MEDIA    Common stock    G20045202     1,381     54,000    SH         Sole        None         54,000
CEPHALON INC.             Common stock    156708109       275      6,000    SH         Sole        None          6,000
CHAMPION ENTERPRISES      Common stock    158496109       700    110,300    SH         Sole        None        110,300
CHAMPPS ENTERTAINMENT     Common stock    158787101    32,713  3,439,852    SH         Sole        None      3,439,852
CHARLES RIVER LABS        Common stock    159864107       614     20,000    SH         Sole        None         20,000
CHARTER COMMUNICATIONS
   INC                    Common stock    16117M107       206     50,000    SH         Sole        None         50,000
CHEVRON TEXACO CORP       Common stock    166764100     3,070     42,966    SH         Sole        None         42,966
CHINA TELECOM             Sponsored ADR   169426103     5,684    222,800    SH         Sole        None        222,800
CIRCUIT CITY STORES INC   Common stock    172737108    14,104  1,480,000    SH         Sole        None      1,480,000
CISCO SYSTEMS             Common stock    17275R102     1,423     72,658    SH         Sole        None         72,658
CITIGROUP                 Common stock    172967101    13,928    306,037    SH         Sole        None        306,037
CLARK INC                 Common stock    181457102       189     14,200    SH         Sole        None         14,200
CLEAR CHANNEL             Common stock    184502102     9,757    254,765    SH         Sole        None        254,765
CMGI INC.                 Common stock    125750109        92     59,126    SH         Sole        None         59,126
COMCAST CORP-SPECIAL CL
   A                      Common stock    20030N200     1,482     50,000    SH         Sole        None         50,000
CONCORDE EFS INC          Common stock    206197105     2,871    210,000    SH         Sole        None        210,000
CONOCOPHILLIPS            Common stock    20825C104    17,854    326,100    SH         Sole        None        326,100
CORNING INC.              Common stock    219350105       811     86,100    SH         Sole        None         86,100
DANA CORP                 Common stock    235811106    20,831  1,350,000    SH         Sole        None      1,350,000
DEVON ENERGY CORP         Common stock    25179M103     6,289    130,500    SH         Sole        None        130,500
RIGHT MGMT CONSULTANTS
   INC                    Common stock    766573109     1,461     80,800    SH         Sole        None         80,800
EASTMAN KODAK CO.         Common stock    277461109       314     15,000    SH         Sole        None         15,000
EBAY INC                  Common stock    278642103       375      7,000    SH         Sole        None          7,000
ECHOSTAR COMMUNICATIONS
   CORP                   Common stock    278762109       213      5,569    SH         Sole        None          5,569
EMPRESA BRAISILIERA DE
   AE                     Sprd Adr Pfd
                          Shs             29081M102       739     35,000    SH         Sole        None         35,000
ENBRIDGE INC              Common stock    29250N105       534     15,000    SH         Sole        None         15,000
ENCANA CORPORATION        Common stock    292505104     1,637     45,000    SH         Sole        None         45,000
EXXON MOBILE CORP.        Common stock    30231G102       476     13,000    SH         Sole        None         13,000
FIRST DATA CORP.          Common stock    319963104    39,960  1,000,000    SH         Sole        None      1,000,000
FLEETBOSTON FINANCIAL
   CORP                   Common stock    339030108     1,520     50,400    SH         Sole        None         50,400
FORDING CANADIAN COAL
   TRUST                  Tr Unit         345425102     1,150     53,000    SH         Sole        None         53,000
GENERAL MOTORS CORP
   CLASS H                CL H            370442832     1,073     75,000    SH         Sole        None         75,000
HALLIBURTON CO HLDG CO.   Common stock    406216101     1,213     50,000    SH         Sole        None         50,000
HARMONIC INC.             Common stock    413160102       366     58,400    SH         Sole        None         58,400
HCA INC.                  Common stock    404119109     5,713    155,000    SH         Sole        None        155,000
IDEC PHARMACEUTICALS
   CORP.                  Common stock    449370105     7,803    234,400    SH         Sole        None        234,400
IGEN INTERNATIONAL INC    Common stock    449536101    42,638    736,408    SH         Sole        None        736,408
INTERACTIVE               Common stock    45840Q101     3,069     92,500    SH         Sole        None         92,500
JDS UNIPHASE              Common stock    46612J101     2,603    722,952    SH         Sole        None        722,952
JOHNSON & JOHNSON         Common stock    478160104    28,021    565,852    SH         Sole        None        565,852
JP MORGAN & CO. INC.      Common stock    46625H100     2,769     80,660    SH         Sole        None         80,660
KANSAS CITY SOUTHN INDUS
   INC                    Common stock    485170302       775     70,000    SH         Sole        None         70,000
KINDERED HEALTHCARE INC   Common stock    494580103     9,008    240,600    SH         Sole        None        240,600
KINROSS GOLD CORP         Common stock    496902206     5,192    696,004    SH         Sole        None        696,004
KLA TENCOR CORP           Common stock    482480100       310      6,000    SH         Sole        None          6,000
KMART CORP                Common stock    498780105    45,833  1,831,137    SH         Sole        None      1,831,137
KT CORP                   Sponsored ADR   48268K101     4,684    235,000    SH         Sole        None        235,000
LEGATO SYSTEMS INC        Common stock    524651106    10,720    948,700    SH         Sole        None        948,700
LEVEL 3                   Common stock    52729N100       379     70,000    SH         Sole        None         70,000
LIBERTY MEDIA CLASS A     Common stock    530718105     2,337    234,384    SH         Sole        None        234,384
LUCENT TECHNOLOGIES       Common stock    549463107       240    111,229    SH         Sole        None        111,229
LYONDELL CHEMICAL         Common stock    552078107       639     50,000    SH         Sole        None         50,000
MAXIM INTEGRATED PRODS
   INC                    Common stock    57772K101       414     10,500    SH         Sole        None         10,500
MEDTRONIC INC             Common stock    585055106     5,978    127,400    SH         Sole        None        127,400
MERCK & CO INC            Common stock    589331107       759     15,000    SH         Sole        None         15,000
MI DEVELOPMENTS, INC.     CL A Sub Vtg    55304X104     8,828    388,900    SH         Sole        None        388,900
MICROSOFT                 Common stock    594918104     3,397    122,200    SH         Sole        None        122,200
MIDWAY GAMES              Common stock    598148104       104     35,000    SH         Sole        None         35,000
MOTOROLA INC              Common stock    620076109       221     18,531    SH         Sole        None         18,531
NABORS INDUSTRIES LTD     Common stock    G6359F103     1,863     50,000    SH         Sole        None         50,000
NEUBERGER BERMAN INC      Common stock    641234109     8,441    201,600    SH         Sole        None        201,600
NEWMONT MINING            Common stock    651639106    11,532    295,000    SH         Sole        None        295,000
NEXEN INC.                Common stock    65334H102       546     20,000    SH         Sole        None         20,000
NORTEL NETWORKS           Common stock    656568102       508    123,997    SH         Sole        None        123,997
OVERTURE SERVICES INC.    Common stock    69039R100     3,491    132,600    SH         Sole        None        132,600
PEOPLESOFT INC            Common stock    712713106    36,160  1,979,200    SH         Sole        None      1,979,200
PETROCHINA CO LTD         Sponsored ADR   71646E100    10,052    299,600    SH         Sole        None        299,600
PETSMART                  Common stock    716768106       455     20,000    SH         Sole        None         20,000
PFIZER INC.               Common stock    717081103     1,519     50,000    SH         Sole        None         50,000
PLACER DOME INC.          Common stock    725906101       825     60,000    SH         Sole        None         60,000
PRESIDENTIAL LIFE CORP    Common stock    740884101     2,897    190,452    SH         Sole        None        190,452
PRICE COMMUNICATIONS
   CORP.                  Common stock    741437305   121,366  9,787,572    SH         Sole        None      9,787,572
PROVIDIAN FINANCIAL CORP  Common stock    74406A102       472     40,000    SH         Sole        None         40,000
QLOGIC CORP.              Common stock    747277101       235      5,000    SH         Sole        None          5,000
REGENT COMMUNICATIONS
   INC.                   Common stock    758865109        79     13,000    SH         Sole        None         13,000
SAFECO CORP               Common stock    786429100       884     25,000    SH         Sole        None         25,000
SANMINA CORP              Common stock    800907107       211     21,840    SH         Sole        None         21,840
SCHERING PLOUGH           Common stock    806605101       610     40,000    SH         Sole        None         40,000
SCHLUMBERGER LTD          Common stock    806857108       484     10,000    SH         Sole        None         10,000
SEARS ROEBUCK & CO        Common stock    812387108    19,600    448,200    SH         Sole        None        448,200
SIEBEL SYSTEMS INC.       Common stock    826170102       119     12,200    SH         Sole        None         12,200
SOLECTRON CORP            Common stock    834182107       760    129,986    SH         Sole        None        129,986
SOLUTIA INC               Common stock    834376105     5,287  1,325,000    SH         Sole        None      1,325,000
STANDARD & POORS
   DEPOSITARY             Unit Ser 1      78462F103       440      4,400    SH         Sole        None          4,400
STATE AUTO FINANCIAL
   CORP.                  Common stock    855707105    21,018    833,376    SH         Sole        None        833,376
SUN MICROSYSTEMS INC      Common stock    866810104       240     72,400    SH         Sole        None         72,400
SUNCOR ENERGY             Common stock    867229106       464     25,000    SH         Sole        None         25,000
SUNTRUST BANKS INC        Common stock    867914103     3,312     54,854    SH         Sole        None         54,854
TALISMAN ENERGY INC.      Common stock    87425E103       712     15,000    SH         Sole        None         15,000
TATNEFT-SPONSORED ADR     Common stock    03737P306     6,191    286,230    SH         Sole        None        286,230
TELEFONICA S A ADR        Common stock    879382208     7,453    210,247    SH         Sole        None        210,247
TELEKOMUNIKAS INDONESIA   Sponsored ADR   715684106     8,106    594,700    SH         Sole        None        594,700
TENET HEALTHCARE CORP.    Common stock    88033G100     8,099    559,300    SH         Sole        None        559,300
TEVA PHARMACEUTICALS ADR  Common stock    881624209       572     10,000    SH         Sole        None         10,000
TOWER AUTOMOTIVE          Common stock    891707101     3,510    780,000    SH         Sole        None        780,000
TRANSOCEAN INC            Common stock    G90078109       500     25,000    SH         Sole        None         25,000
TRIAD HOSPITALS INC       Common stock    89579K109     1,514     50,000    SH         Sole        None         50,000
TULARIK INC               Common stock    899165104       950     95,000    SH         Sole        None         95,000
TYCO INTERNATIONAL        Common stock    902124106     8,931    437,138    SH         Sole        None        437,138
TYSON FOODS INC. CL-A     Common stock    902494103     9,317    659,400    SH         Sole        None        659,400
UGC EUROPE INC            Common stock    90268P102     7,445    142,000    SH         Sole        None        142,000
UNUMPROVIDENT CORP        Common stock    91529Y106       517     35,000    SH         Sole        None         35,000
VERITAS SOFTWARE CORP.    Common stock    923436109       252      8,000    SH         Sole        None          8,000
VERIZON COMMUNICATIONS    Common stock    92343V104     5,528    170,400    SH         Sole        None        170,400
VIACOM CLASS B            Common stock    925524308     7,053    184,152    SH         Sole        None        184,152
VIAD CORP                 Common stock    92552R109       358     15,000    SH         Sole        None         15,000
WESTWOOD ONE INC          Common stock    961815107       302     10,000    SH         Sole        None         10,000
WETHERFOR INTL LTD        Common stock    G95089101     1,311     34,700    SH         Sole        None         34,700
WILL-BILL-DAMN FOODS      Sponsored ADR   97263M109     1,786     92,900    SH         Sole        None         92,900
WILTEL COMMUNICATIONS     Common stock    972487102     6,651    414,400    SH         Sole        None        414,400
FLEXTRONICS INTL LTD      ORD             Y2573F102     4,006    281,750    SH         Sole        None        281,750
GENERAL MOTORS CORP       Deb SR CV C 33  370442717     1,363     50,000    SH         Sole        None         50,000
                                             TOTAL:   765,870

02090.0001 #442653